BUSINESS COMBINATIONS (DETAILS 2) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interest, balance at the beginning of the period	66,181,000
Purchases, sales, issuances, and settlements (net)		67,185,000
Total gains or losses for the period	3,249,000	(1,004,000)
Redeemable non-controlling interest, balance at the end of the period	69,430,000	66,181,000
Shanggu
Redeemable Noncontrolling Interest [Line Items]
Capital contribution from the Company		2,800,000
Capital contribution from non-controlling interest shareholder		2,400,000
Revenue
Revenue from primary agent service business	64,700,000	15,500,000
Net income (loss) from primary agent service business	9,300,000	(2,900,000)